Dreyfus

MidCap Index Fund

SEMIANNUAL REPORT April 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            18   Statement of Financial Futures

                            19   Statement of Assets and Liabilities

                            20   Statement of Operations

                            21   Statement of Changes in Net Assets

                            22   Financial Highlights

                            23   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus

                                                              MidCap Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus MidCap Index Fund, covering the six-month period from November 1, 1999 through April 30, 2000. Inside you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steve Falci and Jocelin Reed.

The past six months have been highly volatile for investors in midcap stocks. Although the market' s advance through the last two months of 1999 was led primarily by technology stocks and large-cap growth stocks in a fast-growing economy, the large-cap sector of the stock market corrected substantially during the first quarter of 2000. At the same time, prices of many midcap stocks rose, helping midcap stocks to generally outperform large-cap stocks during that period.

In March however, investor sentiment shifted once more, and large-cap companies generally provided higher returns than mid-cap companies. In April, many stocks of all sizes were adversely affected by a sharp decline in technology stock prices. A major indicator of technology stock performance, the Nasdaq Composite Index, fell substantially between mid-March and the end of April. This included a considerably large single-day drop on April 14. We believe that many midcap stocks continue to be attractively valued relative to their large-cap counterparts.

We appreciate your confidence over the past six months and we look forward to your continued participation in Dreyfus MidCap Index Fund.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

May 15, 2000




DISCUSSION OF FUND PERFORMANCE

Steve Falci and Jocelin Reed, Portfolio Managers

How did Dreyfus MidCap Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 2000, Dreyfus MidCap Index Fund produced a total return of 20.77%.(1) The Standard & Poor's MidCap 400 Index (" S& P 400 Index"), the fund's benchmark, produced a total return of 21.26% for the same period.(2) The difference in returns was primarily due to transaction
costs    and    other    fund    operating    expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 400 Index. To pursue that goal, the fund generally invests in all 400 stocks in the S&P 400 Index, in proportion to their weighting in the index. Often considered a barometer for the midcap stock market in general, the S&P 400 Index is composed of 400 stocks of medium-size domestic and some Canadian companies with market capitalizations ranging between $50 million and $10 billion; the index contains approximately 310 industrial, 40 utility, 40 financial and 10 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks. The S&P 400 Index was the first benchmark to represent the performance of the midcap
stock    market.

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 400 Index. The fund does not attempt to manage market volatility.

Compared to larger, more established companies, midsize companies are often subject to more erratic market movements and may carry additional risks because their earnings tend to be less predictable and their stocks less liquid

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

The six-month reporting period was marked by high levels of stock market volatility and changing investor preferences in three areas: technology versus non-technology sectors; small-cap versus mid- and large-cap stocks; and growth
versus    value    investment    styles.

From November 1, 1999, through mid-March 2000, the U.S. stock market advanced sharply, driven primarily by strong gains within the volatile technology sector. During this period, the prices of many high-flying tech stocks continued to climb, especially those stocks that were related to the "new economy" of Internet-related products and services. In addition, small- and mid-cap stocks outpaced their large-cap counterparts.

By mid-March, however, those trends had reversed themselves when many technology stocks quickly fell out of favor. Even during this downturn in the technology sector  as  a  whole,  there  were  days when tech stocks bounced back to report
strong   gains,   which   increased  the  stock  market' s  volatility  levels.

During the six-month period, the largest gains within the S&P 400 Index, and therefore the fund as well, came from its healthcare companies, specifically its pharmaceutical and biotechnology companies and its technology group, which includes computer and electrical equipment companies, computer software and communications equipment firms. In addition, the S&P 400 Index's holdings in oil and gas drilling companies provided strong returns, as did its independent power
production    stocks.

On the other hand, the poorest performing returns of the S&P 400 Index, and of the fund as well, were generated from its basic materials companies, which include iron and metal companies and specialty metal stocks, its financials, including banks and miscellaneous financial holdings, its retailing stocks, which include home shopping and consumer products companies and transportation stocks, including airline firms. In addition, the stocks of food and beverage companies and agricultural products firms provided disappointing returns


What is the fund's current strategy?

The fund is an index fund and its goal is to replicate the returns of the S&P 400 Index. We plan to maintain our strategy of investing in all 400 stocks in the S& P 400 Index, in proportion to their weighting in the index, in order to attempt to match the index's return.

As of the end of the reporting period, the largest sector weightings of the S&P 400 Index, and for the fund as well, were approximately as follows: technology - 24% ; services - 12%; healthcare - 10%; interest sensitive - 10%; producer goods
- 9%; consumer cyclicals - 9%; utilities - 8%; and energy - 8%.

May 15, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- REFLECTS THE REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S MIDCAP 400 INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN INDEX OF MEDIUM-CAP STOCK MARKET PERFORMANCE.

                                                             The Fund

STATEMENT OF INVESTMENTS

April 30, 2000 (Unaudited)

STATEMENT OF INVESTMENTS

COMMON STOCKS--92.9%                                                                            Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

BEVERAGES & TOBACCO--.3%

RJ Reynolds Tobacco Holdings                                                                     44,700                  927,525

Universal                                                                                        12,266                  231,521

                                                                                                                       1,159,046

CONSUMER CYCLICAL--9.2%

Abercrombie & Fitch, Cl. A                                                                    41,600(a)  a               457,600

Alaska Air Group                                                                                 10,787  (a)             310,126

American Eagle Outfitters                                                                        19,000  (a)             323,000

Arvin Industries                                                                                 10,468                  227,679

Bandag                                                                                            8,900                  212,488

Barnes & Noble                                                                                   28,300  (a)             523,550

BJ's Wholesale Club                                                                              30,014  (a)           1,063,621

Blyth Industries                                                                                 19,600                  581,875

Bob Evans Farms                                                                                  15,644                  204,350

Borders Group                                                                                    31,500  (a)             500,063

Borg-Warner Automotive                                                                           11,100                  464,119

Brinker International                                                                            26,571  (a)             846,951

Buffets                                                                                          17,100  (a)             167,794

Burlington Industries                                                                            21,200  (a)              92,750

CBRL Group                                                                                       23,925                  331,959

CDW Computer Centers                                                                             17,600  (a)           1,830,400

Callaway Golf                                                                                    31,000                  515,375

Claire's Stores                                                                                  20,952                  386,303

Dollar Tree Stores                                                                               25,300  (a)           1,464,238

Family Dollar Stores                                                                             70,470                1,343,334

Fastenal                                                                                         15,500                  905,781

Federal-Mogul                                                                                    30,117                  408,462

Furniture Brands International                                                                   20,100  (a)             375,619

GTECH Holdings                                                                                   14,200  (a)             294,650

HON Industries                                                                                   24,622                  614,011

Hannaford Brothers                                                                               17,200                1,244,850

International Game Technology                                                                    30,576  (a)             745,290

International Speedway, Cl. A                                                                    21,600  (a)             928,800

Jones Apparel Group                                                                              49,961  (a)           1,483,217

Lands' End                                                                                       12,348  (a)             522,475

Lear                                                                                             27,300  (a)             817,294

Lone Star Steakhouse/Saloon                                                                      13,400                  158,288

Mandalay Resort Group                                                                            36,973  (a)             697,865


COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Meritor Automotive                                                                               25,400                  381,000

Miller (Herman)                                                                                  32,260                  883,118

Modine Manufacturing                                                                             11,920                  262,985

Mohawk Industries                                                                                22,500  (a)             558,281

Neiman Marcus Group, Cl. A                                                                       20,000  (a)             515,000

OfficeMax                                                                                        46,600  (a)             262,125

Outback Steakhouse                                                                               30,550  (a)           1,000,513

Papa  John's International                                                                       12,400  (a)             341,000

Park Place Entertainment                                                                        124,300  (a)           1,592,594

Payless ShoeSource                                                                                9,300  (a)             512,663

Ross Stores                                                                                      36,100                  749,075

Ruddick                                                                                          18,900                  216,169

Saks                                                                                             58,630  (a)             670,581

Shaw Industries                                                                                  54,532                  862,287

Starbucks                                                                                        74,800  (a)           2,261,531

Superior Industries International                                                                10,900                  350,844

Tiffany & Co.                                                                                    29,576                2,149,806

Unifi                                                                                            24,137  (a)             245,896

Valassis Communications                                                                          22,900  (a)             780,031

Warnaco Group, Cl. A                                                                             22,700                  241,188

Wellman                                                                                          13,861                  296,279

Westpoint Stevens                                                                                21,700                  406,875

Williams-Sonoma                                                                                  23,000  (a)             796,375

                                                                                                                      37,380,393

CONSUMER STAPLES--2.4%

Carter-Wallace                                                                                   18,351                  408,310

Church & Dwight                                                                                  15,876                  283,784

Dean Foods                                                                                       15,077                  369,387

Dial                                                                                             43,000                  599,313

Dole Food                                                                                        22,743                  399,424

Dreyers Grand Ice Cream                                                                          11,328                  271,872

Energizer Holdings                                                                               41,000  (a)             699,563

Flowers Industries                                                                               40,925                  624,106

Hormel Foods                                                                                     58,200                  887,550

IBP                                                                                              43,400                  716,100

Interstate Bakeries                                                                              27,900                  355,725

International Multifoods                                                                          7,577                   97,080

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

Lancaster Colony                                                                                 16,099                  422,599

Lance                                                                                            12,245                  130,103

McCormick & Co.                                                                                  28,836                  899,323

Smucker (J.M.), Cl. A                                                                            11,820                  189,120

Suiza Foods                                                                                      12,700  (a)             494,506

Tyson Foods, Cl. A                                                                               92,366                  964,070

Universal Foods                                                                                  20,228                  332,498

Whitman                                                                                          57,500                  657,656

                                                                                                                       9,802,089

ENERGY--7.7%

AGL Resources                                                                                    23,162                  405,335

American Water Works                                                                             39,500                  896,156

BJ Services                                                                                      31,070  (a)           2,182,668

Devon Energy                                                                                     35,000                1,686,563

ENSCO International                                                                              56,000                1,858,500

Global Marine                                                                                    71,100  (a)           1,706,400

Helmerich & Payne                                                                                20,200                  632,513

KeySpan                                                                                          54,594                1,603,699

Kinder Morgan                                                                                    45,850                1,389,828

LG&E Energy                                                                                      52,914                1,233,558

MCN Energy Group                                                                                 34,880                  869,820

Murphy Oil                                                                                       18,382                1,084,538

Nabors Industries                                                                                56,600  (a)           2,232,163

National Fuel Gas                                                                                15,937                  756,011

Noble Affiliates                                                                                 23,277                  839,427

Noble Drilling                                                                                   53,600  (a)           2,140,650

Ocean Energy                                                                                     68,020  (a)             880,009

Pennzoil-Quaker State                                                                            31,737                  347,123

Pioneer Natural Resources                                                                        40,900  (a)             421,781

Questar                                                                                          33,696                  633,906

Santa Fe Snyder                                                                                  75,200  (a)             690,900

Smith International                                                                              19,910  (a)           1,513,160

Tidewater                                                                                        22,705                  675,474

Ultramar Diamond Shamrock                                                                        35,400                  876,150

Valero Energy                                                                                    22,776                  660,504

Varco International                                                                              26,630  (a)             332,875

Vectren                                                                                          25,025                  503,628


COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Washington Gas Light                                                                             18,960                  485,850

Weatherford International                                                                        44,123  (a)           1,792,497

                                                                                                                      31,331,686

HEALTH CARE--9.7%

Acuson                                                                                           10,895  (a)             134,145

Apria Healthcare Group                                                                           21,200  (a)             295,475

Beckman Coulter                                                                                  11,812                  765,565

Bergen Brunswig, Cl. A                                                                           54,776                  273,880

Beverly Enterprises                                                                              41,800  (a)             141,075

Chiron                                                                                           74,080  (a)           3,352,120

Covance                                                                                          23,200  (a)             213,150

DENTSPLY International                                                                           21,500                  624,844

Edwards Lifesciences                                                                             25,200  (a)             378,000

First Health Group                                                                               19,960  (a)             607,533

Forest Laboratories                                                                              34,400  (a)           2,891,750

Foundation Health Systems, Cl. A                                                                 49,820  (a)             501,314

Genzyme                                                                                          34,258  (a)           1,672,219

Gilead Sciences                                                                                  18,000  (a)             975,375

Health Management Associates, Cl. A                                                              98,300  (a)           1,566,656

Hillenbrand Industries                                                                           25,700                  774,213

ICN Pharmaceuticals                                                                              31,900                  803,481

INCYTE Pharmaceuticals                                                                           11,600  (a)             893,200

IVAX                                                                                             64,525  (a)           1,766,372

Lincare Holdings                                                                                 22,000  (a)             671,000

MedImmune                                                                                        27,500  (a)           4,398,281

Millennium Pharmaceuticals                                                                       36,400  (a)           2,889,250

Minimed                                                                                          12,700  (a)           1,561,306

Mylan Laboratories                                                                               52,698                1,495,306

Omnicare                                                                                         37,200                  564,975

Oxford Health Plans                                                                              33,200  (a)             630,800

PSS World Medical                                                                                28,900  (a)             248,359

Pacificare Health Systems                                                                        17,736  (a)             912,296

Perrigo                                                                                          29,900  (a)             170,056

Quorum Health Group                                                                              28,800  (a)             306,000

STERIS                                                                                           27,500  (a)             247,500

Sepracor                                                                                         27,000  (a)           2,484,000

Stewart Enterprises                                                                              43,300                  208,381

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Stryker                                                                                          39,550                2,842,656

Trigon Healthcare                                                                                16,000  (a)             575,000

VISX                                                                                             26,200  (a)             414,288

                                                                                                                      39,249,821

INTEREST SENSITIVE--9.6%

Allmerica Financial                                                                              22,200                1,201,575

Ambac Financial Group                                                                            28,500                1,368,000

American Financial Group                                                                         23,859                  606,913

Associated Banc-Corp                                                                             26,025                  665,264

Astoria Financial                                                                                22,200                  611,888

CCB Financial                                                                                    16,500                  652,781

Charter One Financial                                                                            86,515                1,757,336

City National                                                                                    19,457                  716,261

Comdisco                                                                                         62,276                1,934,448

Compass Bancshares                                                                               46,300                  856,550

Concord EFS                                                                                      83,900  (a)           1,877,263

Dime Bancorp                                                                                     45,200                  847,500

Edwards (A.G.)                                                                                   36,274                1,364,809

Everest Re Group                                                                                 19,100                  558,675

Express Scripts, Cl. A                                                                           15,700  (a)             561,275

FINOVA Group                                                                                     25,000                  320,313

First Security                                                                                   79,782                1,126,921

First Tennessee National                                                                         53,144                1,009,736

First Virginia Banks                                                                             20,209                  737,629

FirstMerit Corp                                                                                  36,600                  599,325

GreenPoint Financial                                                                             44,000                  819,500

HSB Group                                                                                        11,844                  343,476

Hibernia, Cl. A                                                                                  65,400                  694,875

Horace Mann Educators                                                                            16,800                  244,650

Investment Technology Group                                                                      12,700  (a)             476,250

Keystone Financial                                                                               19,900                  298,500

Legg Mason                                                                                       23,400                  884,813

Marshall & Ilsley                                                                                43,391                2,014,970

Mercantile Bankshares                                                                            28,151                  802,304

NCO Group                                                                                        10,300  (a)             354,063

National Commerce Bancorporation                                                                 44,100                  724,894

North Fork Bancorp                                                                               71,800                1,162,263


COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Ohio Casualty                                                                                    24,500                  407,313

Old Republic International                                                                       51,450                  733,163

PMI Group                                                                                        18,250                  883,984

Pacific Century Financial                                                                        32,670                  671,777

Protective Life                                                                                  26,300                  626,269

Provident Financial Group                                                                        19,800                  580,388

ReliaStar Financial                                                                              36,100                1,554,556

Sovereign Bancorp                                                                                89,400                  614,625

TCF Financial                                                                                    33,800                  790,075

Unitrin                                                                                          28,900                  975,375

Webster Financial                                                                                18,500                  395,438

Westamerica Bancorporation                                                                       15,400                  385,963

Wilmington Trust                                                                                 13,200                  608,850

Zions Bancorporation                                                                             34,800                1,444,200

                                                                                                                      38,866,996

INTERNET--1.1%

E Trade Group                                                                                   117,900  (a)           2,534,850

Macromedia                                                                                       20,100  (a)           1,748,700

                                                                                                                       4,283,550

PRODUCER GOODS--9.3%

AGCO                                                                                             24,300                  288,563

AK Steel Holding                                                                                 45,300                  501,131

AMETEK                                                                                           13,122                  269,821

Airborne Freight                                                                                 19,838                  425,277

Airgas                                                                                           28,400  (a)             166,850

Albany International, Cl. A                                                                      12,402  (a)             188,355

Albemarle                                                                                        19,000                  397,813

Alexander & Baldwin                                                                              17,557                  368,697

American Power Conversion                                                                        78,500  (a)           2,772,031

American Standard                                                                                28,800  (a)           1,180,800

Arnold Industries                                                                                10,000                  116,875

Bowater                                                                                          21,110                1,161,050

C.H. Robinson Worldwide                                                                          16,800                  840,000

CK Witco                                                                                         48,533  (a)             570,263

CNF Transportation                                                                               19,700                  550,369

Cabot                                                                                            27,300                  737,100

Carlisle Cos.                                                                                    12,332                  507,924

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Carpenter Technology                                                                              8,944                  179,439

Chesapeake                                                                                        7,191                  224,719

Clayton Homes                                                                                    56,970                  541,215

Cleveland-Cliffs                                                                                  4,468                  109,745

Consolidated Papers                                                                              37,042                1,402,966

Cordant Technologies                                                                             14,942                  846,091

Cytec Industries                                                                                 17,200  (a)             518,150

Dexter                                                                                            9,443                  518,185

Donaldson                                                                                        18,708                  434,961

Ethyl                                                                                            34,000                  106,250

Ferro                                                                                            14,379                  328,920

Flowserve                                                                                        15,215  (a)             214,912

Fuller (H.B.)                                                                                     5,742                  220,708

Georgia Gulf                                                                                     12,679                  305,088

Georgia Pacific (Timber Group)                                                                   33,800                  783,738

Glatfelter (P.H.)                                                                                17,200                  184,900

Granite Construction                                                                             11,025                  261,844

Grant Prideco                                                                                    44,123  (a)             849,368

Hanna (M.A.)                                                                                     19,902                  228,873

Harsco                                                                                           16,346                  485,272

Hubbell                                                                                          26,480                  690,135

IMC Global                                                                                       46,722                  721,271

Hunt (J.B.) Transport                                                                            14,500  (a)             239,250

Jacobs Engineering Group                                                                         10,521  (a)             329,439

Kaydon                                                                                           12,588                  294,245

Kennametal                                                                                       12,400                  356,500

Longview Fibre                                                                                   21,136                  269,484

Lubrizol                                                                                         22,288                  571,130

Lyondell Petrochemical                                                                           47,938                  880,861

MAXXAM                                                                                            2,900  (a)              78,300

Mark IV Industries                                                                               18,107                  383,642

Martin Marietta Materials                                                                        19,000                1,007,000

Minerals Technologies                                                                             8,600                  397,750

NCH                                                                                               2,217                   95,885

Newport News Shipbuilding                                                                        13,400                  447,225

Nordson                                                                                           6,768                  302,445

Olin                                                                                             18,340                  325,535


COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Overseas Shipholding Group                                                                       13,770                  360,602

Pentair                                                                                          19,640                  751,230

Precision Castparts                                                                              10,023                  418,460

RPM                                                                                              43,413                  439,557

Rayonier                                                                                         11,200                  525,700

Ryerson Tull                                                                                     10,100                  124,988

Schulman (A.)                                                                                    12,625                  162,547

Sequa, Cl. A                                                                                      4,236  (a)             208,623

Solutia                                                                                          44,900                  611,763

Sonoco Products                                                                                  41,593                  868,254

Southdown                                                                                        14,641                  851,008

Stewart & Stevenson Services                                                                     11,426                  137,826

Swift Transportation                                                                             26,200  (a)             525,638

Sybron International                                                                             42,500  (a)           1,322,813

Tecumseh Products, Cl. A                                                                          8,200                  380,788

Teleflex                                                                                         15,500                  535,719

Trinity Industries                                                                               15,951                  354,910

UCAR International                                                                               18,400  (a)             242,650

USG                                                                                              20,100                  839,175

Wausau-Mosinee Paper                                                                             21,013                  254,783

Wisconsin Central Transportation                                                                 20,900  (a)             304,356

York International                                                                               15,850                  382,381

                                                                                                                      37,782,131

SERVICES--11.5%

ACNielsen                                                                                        23,700  (a)             546,581

Affiliated Computer Services, Cl. A                                                              20,100  (a)             665,813

Apollo                                                                                           31,000  (a)             899,000

Banta                                                                                            10,886                  212,957

Belo (A.H.), Cl. A                                                                               48,264                  805,406

CSG Systems International                                                                        21,200  (a)             977,850

Cambridge Technology Partners                                                                    24,600  (a)             270,600

Chris-Craft Industries                                                                           14,168  (a)             870,447

Cintas                                                                                           68,230                2,703,614

Convergys                                                                                        62,300  (a)           2,741,200

DeVRY                                                                                            28,400  (a)             676,275

DST Systems                                                                                      25,800  (a)           1,914,038

Fiserv                                                                                           50,000  (a)           2,296,875

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

GATX                                                                                             20,046                  716,645

Gartner Group, Cl. B                                                                             36,000  (a)             389,250

Hanover Compressor                                                                               11,700  (a)             681,525

Harte-Hanks                                                                                      28,000                  693,000

Hispanic Broadcasting                                                                            22,200  (a)           2,243,588

Houghton Mifflin                                                                                 12,706                  528,093

Keane                                                                                            29,200  (a)             843,150

Kelly Services, Cl. A                                                                            14,585                  343,659

Lee Enterprises                                                                                  18,100                  410,644

Manpower                                                                                         31,000                1,094,688

Media General, Cl. A                                                                             10,900                  536,144

Modis Professional Services                                                                      39,100  (a)             295,694

NOVA                                                                                             30,000  (a)             948,750

Navigant Consulting                                                                              17,000  (a)             168,938

Ogden                                                                                            20,200  (a)             198,213

Pittston Brinks Group                                                                            20,200                  330,775

Premier Parks                                                                                    31,900  (a)             687,844

Reader's Digest Association                                                                      43,400                1,388,800

Reynolds & Reynolds, Cl. A                                                                       31,152                  739,860

Robert Half International                                                                        36,650  (a)           2,240,231

Rollins                                                                                          12,305                  176,884

Scholastic                                                                                        6,800  (a)             317,475

Sotheby's Holdings, Cl. A                                                                        24,018  (a)             397,798

Standard Register                                                                                11,407                  149,004

SunGuard Data Systems                                                                            52,300  (a)           1,807,619

Sykes Enterprises                                                                                17,300  (a)             346,000

Sylvan Learning Systems                                                                          20,800  (a)             313,300

Telephone & Data Systems                                                                         25,200                2,570,400

Univision Communications, Cl. A                                                                  41,500  (a)           4,533,875

Viad                                                                                             38,700                  982,013

Wallace Computer Services                                                                        17,114                  187,184

Washington Post, Cl. B                                                                            3,869                1,888,072

Westwood One                                                                                     45,200  (a)           1,598,950

                                                                                                                      46,328,721

TECHNOLOGY--24.2%

ANTEC                                                                                            15,300  (a)             822,375

Acxiom                                                                                           35,300  (a)             953,100


COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Adtran                                                                                           16,100  (a)           1,087,756

Arrow Electronics                                                                                39,062  (a)           1,711,404

Atmel                                                                                            89,700  (a)           4,389,694

Avnet                                                                                            17,904                1,407,702

Cadence Design System                                                                            99,310  (a)           1,669,649

CheckFree Holdings                                                                               22,400  (a)           1,138,200

Cirrus Logic                                                                                     26,928  (a)             440,946

Cypress Semiconductor                                                                            44,518  (a)           2,312,154

Diebold                                                                                          28,101                  811,416

Electronic Arts                                                                                  26,200  (a)           1,585,100

Federal Signal                                                                                   18,813                  382,139

Harris                                                                                           28,200                  911,213

Imation                                                                                          14,800  (a)             415,325

Informix                                                                                        109,800  (a)           1,207,800

Intergrated Device Technology                                                                    38,200  (a)           1,835,988

Intuit                                                                                           79,700  (a)           2,864,219

Jabil Circuit                                                                                    70,900  (a)           2,902,469

L-3 Communications Holdings                                                                      13,300  (a)             708,225

Legato Systems                                                                                   34,600  (a)             447,638

Litton Industries                                                                                18,600  (a)             807,938

MagneTek                                                                                          9,526  (a)              79,185

Maxim Integrated Products                                                                       113,200  (a)           7,336,775

Mentor Graphics                                                                                  26,109  (a)             342,681

Micrel                                                                                           17,000  (a)           1,470,500

Microchip Technology                                                                             31,200  (a)           1,936,350

NVIDIA                                                                                           12,500  (a)           1,114,063

Network Associates                                                                               56,800  (a)           1,444,850

Novellus Systems                                                                                 51,300  (a)           3,421,069

Policy Management Systems                                                                        14,454  (a)             191,516

Polycom                                                                                          13,300  (a)           1,052,363

Powerwave Technologies                                                                            8,200  (a)           1,706,113

Qlogic                                                                                           30,000  (a)           3,009,375

Quantum - DLT & Storage Systems                                                                  65,506  (a)             769,696

Rational Software                                                                                36,100  (a)           3,073,013

SCI Systems                                                                                      59,000  (a)           3,141,750

SPX                                                                                              12,700  (a)           1,395,413

Sanmina                                                                                          51,800  (a)           3,111,238

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Sawtek                                                                                           17,200  (a)             822,375

Sensormatic Electronics                                                                          31,321  (a)             522,669

Siebel Systems                                                                                   78,600  (a)           9,657,936

Storage Technology                                                                               40,926  (a)             532,038

Structural Dynamics Research                                                                     14,569  (a)             194,860

Sybase                                                                                           33,200  (a)             670,225

Symantec                                                                                         24,176  (a)           1,509,489

Symbol Technologies                                                                              54,174                3,020,201

Synopsys                                                                                         28,300  (a)           1,188,600

Tech Data                                                                                        21,300  (a)             893,269

Titan                                                                                            20,600  (a)             884,513

Transaction Systems Architects, Cl. A                                                            13,300  (a)             216,956

TranSwitch                                                                                       15,900  (a)           1,400,194

Triquint Semiconductor                                                                           15,400  (a)           1,583,313

Vishay Intertechnology                                                                           34,536  (a)           2,896,707

Vitesse Semiconductor                                                                            64,200  (a)           4,369,613

Waters                                                                                           25,400  (a)           2,406,650

                                                                                                                      98,178,008

UTILITIES--7.9%

Allegheny Energy                                                                                 45,022                1,367,543

Alliant Energy                                                                                   32,179                  965,370

Black Hills                                                                                       8,692                  199,373

BroadWing                                                                                        88,200  (a)           2,497,163

CMP Group                                                                                        13,215                  382,409

Calpine                                                                                          25,700  (a)           2,351,550

Cleco                                                                                             9,120                  314,070

Comsat                                                                                           21,636                  528,730

Conectiv                                                                                         37,999                  674,482

DPL                                                                                              54,500                1,267,125

DQE                                                                                              30,800                1,178,100

Dynegy, Cl. A                                                                                    56,876                3,721,823

Energy East                                                                                      50,476                1,053,687

Hawaiian Electric Industries                                                                     13,129                  485,773

IPALCO Enterprises                                                                               35,002                  715,353

Idacorp                                                                                          15,383                  567,248

Kansas City Power & Light                                                                        25,280                  649,380

Minnesota Power                                                                                  29,974                  552,646


COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Montana Power                                                                                    44,930                1,979,728

NSTAR                                                                                            24,500                1,079,531

NiSource                                                                                         50,996                  943,426

Northeast Utilities                                                                              58,260                1,252,590

OGE Energy                                                                                       31,746                  628,968

Potomac Electric Power                                                                           48,383                1,133,977

Public Service of New Mexico                                                                     16,694                  300,492

Puget Sound Energy                                                                               34,490                  819,138

SCANA                                                                                            42,264                1,093,581

Sierra Pacific Resources                                                                         31,911                  482,654

TECO Energy                                                                                      52,818                1,155,394

UtiliCorp United                                                                                 37,950                  730,538

Wisconsin Energy                                                                                 48,087                1,027,860

                                                                                                                      32,099,702

TOTAL COMMON STOCKS

   (cost $327,631,727)                                                                                               376,462,143
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal

SHORT-TERM INVESTMENTS--6.8%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--6.3%

Greenwich Capital Markets, 5.72% dated

4/28/2000, due 5/1/2000 in the amount

of $25,446,218 (fully collateralized by

$26,520,000 of various U.S. Government

Agency Obligations, value $25,947,514)                                                       25,434,094               25,434,094

U.S. TREASURY BILLS--.5%

   5.64%, 7/20/2000                                                                           1,500,000                1,481,295

   5.64%, 7/27/2000                                                                             500,000  (b)             493,185

                                                                                                                       1,974,480

TOTAL SHORT-TERM INVESTMENTS

   (cost $27,408,469)                                                                                                 27,408,574
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $355,040,196)                                                             99.7%              403,870,717

CASH AND RECEIVABLES (NET)                                                                          .3%                1,363,322

NET ASSETS                                                                                       100.0%              405,234,039

(A) NON-INCOME PRODUCING.

(B) PARTIALLY HELD BY THE CUSTODIAN IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF FINANCIAL FUTURES

April 30, 2000 (Unaudited)

                                                                   Market Value                                        Unrealized

                                                                     Covered by                                      Appreciation

FINANCIAL FUTURES LONG                      Contracts             Contracts ($)              Expiration          at 4/30/2000 ($)
------------------------------------------------------------------------------------------------------------------------------------

Standard & Poor's MidCap 400                      119                28,723,625               June 2000                   466,925

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
   Investments--Note 1(c)                              355,040,196  403,870,717

Cash                                                                    885,154

Receivable for shares of Common Stock subscribed                        578,848

Receivable for futures variation margin--Note 4(a)                      317,125

Dividends and interest receivable                                       265,150

                                                                    405,916,994
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           158,957

Payable for shares of Common Stock redeemed                             523,998

                                                                        682,955
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      405,234,039
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     326,197,643

Accumulated undistributed investment income--net                      1,252,053

Accumulated net realized gain (loss) on investments                  28,486,897

Accumulated net unrealized appreciation (depreciation)
   on investments (including $466,925 net unrealized
   appreciation on financial futures)--Note 4(b)                    49,297,446
--------------------------------------------------------------------------------

NET ASSETS ($)                                                     405,234,039
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)      17,032,473

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)   23.79

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends                                                       1,797,884

Interest                                                               683,196

TOTAL INCOME                                                         2,481,080

EXPENSES:

Management fee--Note 3(a)                                              428,214

Shareholder servicing costs--Note 3(b)                                 428,214

Loan commitment fees--Note 2                                             2,455

TOTAL EXPENSES                                                         858,883

INVESTMENT INCOME--NET                                               1,622,197
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                             35,064,737

Net realized gain (loss) on financial futures                        2,685,349

NET REALIZED GAIN (LOSS)                                            37,750,086

Net unrealized appreciation (depreciation) on investments
  [including ($113,650) net unrealized (depreciation) on financial
futures]                                                            22,134,969

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              59,885,055

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                61,507,252

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                           April 30, 2000           Year Ended

                                              (Unaudited)     October 31, 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,622,197            2,499,633

Net realized gain (loss) from investments      37,750,086           46,650,342

Net unrealized appreciation (depreciation)
   on investments                              22,134,969              880,954

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  61,507,252            50,030,929
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                        (2,304,794)          (2,854,654)

Net realized gain on investments             (51,454,524)         (55,435,548)

TOTAL DIVIDENDS                              (53,759,318)         (58,290,202)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                 178,642,868          145,586,089

Dividends reinvested                           47,031,131           52,323,673

Cost of shares redeemed                      (110,777,327)        (158,893,516)

Redemption fee                                     45,134               15,761

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 114,941,806           39,032,007

TOTAL INCREASE (DECREASE) IN NET ASSETS       122,689,740           30,772,734
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           282,544,299          251,771,565

END OF PERIOD                                 405,234,039          282,544,299

Undistributed investment income--net            1,252,053            1,934,650
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     7,876,152            6,218,390

Shares issued for dividends reinvested          2,273,134            2,377,268

Shares redeemed                                (4,820,678)          (6,651,956)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   5,328,608            1,943,702

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended

                                            April 30, 2000                                 Year Ended October 31,
                                                                   -----------------------------------------------------------------

                                                (Unaudited)        1999          1998          1997           1996          1995
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               24.14        25.80         26.55         21.32          19.40         17.14

Investment Operations:

Investment income--net                                 .11(a)       .21(a)        .27           .25            .28           .29

Net realized and unrealized gain
    (loss) on investments                             4.21         4.46          1.16          6.25           2.81          3.00

Total from Investment Operations                      4.32         4.67          1.43          6.50           3.09          3.29

Distributions:

Dividends from investment
   income--net                                        (.20)        (.31)         (.23)         (.27)         (.30)          (.28)

Dividends from net realized gain
   on investments                                    (4.47)       (6.02)        (1.99)        (1.00)         (.87)          (.75)

Total Distributions                                  (4.67)       (6.33)        (2.22)        (1.27)        (1.17)         (1.03)

Redemption fee added to
   paid-in capital                                     .00(b)      .00(b)         .04            --           --            --

Net asset value, end of period                       23.79       24.14          25.80         26.55          21.32         19.40
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     20.77(c)    20.48           5.88         32.02          16.65         20.78
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net
   assets                                             .25(c)       .50            .50          .50             .50           .50

Ratio of net investment income
   to average net assets                              .47(c)       .90            .98         1.07            1.49          1.80

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                              --          --             --          .09             .17           .35

Portfolio Turnover Rate                             21.26(c)     50.17          67.85        20.15           14.66         20.46
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     405,234     282,544        251,772      221,017         170,987       122,982

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) AMOUNT REPRESENTS LESS THAN $.01.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus MidCap Index Fund (the "fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investment  results  that  correspond  to  the  price  and  yield performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. The Dreyfus Corporation (" Manager" ) serves as the fund's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the
direction    of    Board    of    Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions  are  recorded  on  the  identified  cost basis. Dividend income is
recognized    on    the    ex-dividend    date    and    interest     The   Fun

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

income, including, where applicable, amortization of discount on investments, is
recognized    on    the    accrual    basis.

(c) Repurchase agreements: The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.


NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2000, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to management agreement (" Agreement" ) with the Manager, the management fee is computed at the annual rate of .25 of 1% of the value of the fund' s average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the fund's expenses, except management fees, brokerage commissions, taxes, commitment fees, interest, fees and expenses of non-interested Board members (including counsel fees) , Shareholder Services Plan fees and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 25, 2000, each Board member receives an annual fee of $25,000 and a fee of $4,000 for each meeting held in person and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Prior to April 25, 2000, each Board member who was not an "affiliated person" as defined in the Act received from the fund an annual fee of $5,000 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation. Subject to the fund's Director Emeritus Program Guidelines, Emeritus Board members, if The Fun

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieved emeritus status. Amounts required to be paid by the fund directly to the non-interested Board members, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by the Manager to the non-interested Board members.

(b) Under the Shareholder Services Plan, the fund pays the distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period ended
April 30, 2000, the fund was charged $428,214 pursuant to the Shareholder Services Plan, of which $106,312 was paid to DSC.

(c) A 1% redemption fee is charged by the fund on shares redeemed within a six months following the date of issuance, including redemptions made through the
use    of    the    fund'   s    exchange    privilege.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2000, amounted to $121,167,670 and $68,482,886, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the
close    of    each    day'   s    trading.

Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2000, are set forth in the Statement of Financial Futures.

(b)  At  April  30, 2000, accumulated net unrealized appreciation on investments
and   financial   futures  was  $49,297,446,  consisting  of  $87,959,637  gross unrealized appreciation and $38,662,191 gross unrealized depreciation.

At April 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES

                                                           For More Information

Dreyfus

MidCap Index Fund

200 Park Avenue

New York, NY 10166

  Manager

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

  Custodian

Boston Safe Deposit and Trust Company

One Boston Place

Boston, MA 02109

  Transfer Agent &

  Dividend Disbursing Agent

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940

  Distributor

Dreyfus Service Corporation

200 Park Avenue

New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                   113SA004